UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
12/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.0%)(a)
	Rating(RAT)	Principal amount	Value

California (94.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	AA-	$14,000,000	$16,465,120
(Episcopal Sr. Cmntys.), 6 1/8s, 7/1/41	BBB+/F	2,045,000	2,366,924
(Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/42	BBB+/F	700,000	760,459
(O'Connor Woods), 5s, 1/1/33	A+	2,300,000	2,528,965

ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds
(Odd Fellows Home of CA), Ser. A, 5s, 4/1/42	A+	1,000,000	1,102,710
(Odd Fellows Home), Ser. A, 5s, 4/1/32	A+	3,000,000	3,425,430

Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds (Multiple Cap.), Ser. A, 5s, 12/1/34	AA	4,960,000	5,675,678

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	BBB+	10,000,000	9,015,600

Anaheim Public Fin. Auth. Rev. Bonds, Ser. A, 5s, 5/1/39	AA-	1,000,000	1,110,800

Anaheim, Pub. Fin. Auth. Rev. Bonds (Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,536,790

Arcadia, Unified School Dist. G.O. Bonds
(Election 2006), Ser. A, AGM, zero %, 8/1/41	Aa2	7,680,000	2,139,955
(Election 2006), Ser. A, AGM, zero %, 8/1/40	Aa2	10,160,000	2,983,890
(Election of 2006), Ser. A, AGM, zero %, 8/1/18	Aa2	1,500,000	1,367,415

Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5s, 10/1/54	A1	9,650,000	10,759,171
Ser. F-1, 5s, 4/1/54	AA	14,330,000	16,145,754

Burbank, Pub. Fin. Auth. Tax Alloc. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	3,390,814

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa3	5,400,000	6,495,228
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	AAA/P	100,000	120,077
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28 (Prerefunded 10/1/18)	Aa3	3,350,000	3,998,761
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	11,989,740
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	10,663,600
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	1,180,590
(Scripps Hlth.), Ser. A, 5s, 11/15/40	AA	1,500,000	1,669,905
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A1	5,400,000	5,984,064
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	A1	6,250,000	6,454,625
(Scripps Hlth.), Ser. A, 5s, 11/15/32	AA	1,000,000	1,137,720
(CA-NV Methodist), 5s, 7/1/26	A+	1,745,000	1,838,933

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A-	950,000	972,411
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A-	10,000	10,101
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	AA+	1,650,000	1,650,165
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A-	4,060,000	4,090,775
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A-	4,990,000	5,016,198
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	A-	2,500,000	2,533,150

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39 (Prerefunded 2/1/15)	A+	3,000,000	3,012,750
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A1	4,985,000	5,636,839

CA Infrastructure & Econ. Dev. Bank VRDN (Los Angeles Museum), Ser. A, 0.01s, 9/1/37 (Wells Fargo Bank N.A.)	VMIG1	3,295,000	3,295,000

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa1	5,500,000	5,633,980
5 1/4s, 2/1/37	Baa1	13,150,000	13,828,409

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa1	4,000,000	4,605,040
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,158,450
(Biola U.), 5 7/8s, 10/1/34	Baa1	12,470,000	13,852,175
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	247,463
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa2	9,000,000	9,941,310
(Emerson College), 5 3/4s, 1/1/33	Baa1	2,000,000	2,315,640
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	2,093,320
(U. Students Coop Assn.), 5s, 4/1/22	BBB	790,000	847,844

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A+	4,000,000	4,350,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. B, 5s, 7/1/27	A-	4,500,000	4,627,125

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	7,500,000	7,641,900

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-	4,000,000	4,312,520

CA School Fin. Auth. Rev. Bonds (Kipp LA Projects), Ser. A, 5 1/8s, 7/1/44	BB+	1,000,000	1,040,770

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	31,000,000	37,877,969
5 3/4s, 4/1/31	Aa3	33,000,000	38,786,219
5 1/4s, 4/1/35	Aa3	10,000,000	11,701,400
5s, 10/1/44	Aa3	8,905,000	10,252,505
5s, 12/1/43	Aa3	1,500,000	1,715,190
5s, 11/1/43	Aa3	6,645,000	7,590,384
5s, 4/1/37	Aa3	2,000,000	2,293,040

CA State VRDN, 0.02s, 5/1/33 (Bank of Montreal)	VMIG1	4,400,000	4,400,000

CA State Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	Baa1	1,045,000	1,175,824
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	5,631,200
(Pacific U.), 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	100,000	119,972
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,085,000	1,243,030
(U. of the Pacific), U.S. Govt. Coll., 5 1/2s, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	77,813
(CA College of Arts), 5 1/4s, 6/1/30	Baa2	1,360,000	1,505,574
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,447,324
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	3,257,622
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	6,893,603
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	Baa1	1,270,000	1,400,886
(U. of the Pacific), 5s, 11/1/36	A2	10,005,000	10,312,254
(U. of the Pacific), U.S. Govt. Coll., 5s, 11/1/36 (Prerefunded 11/1/15)	AAA/P	730,000	758,674
(U. of Redlands), Ser. A, 5s, 10/1/35(FWC)	A3	1,000,000	1,135,180
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	1,000,000	1,010,280
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa1	1,970,000	1,992,419
(Chapman U.), 5s, 4/1/31	A2	2,425,000	2,664,129
(CA College of Arts), 5s, 6/1/30	Baa2	1,825,000	1,843,542
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	213,391

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), Ser. A, 5s, 8/15/30	BBB	1,000,000	1,122,300

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	5,027,445
(Wtr. Furnishing), 5s, 11/21/45	Baa3	8,000,000	8,598,800

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1	3,000,000	3,679,440
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A1	490,000	587,946
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A1	575,000	685,659
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A1	2,625,000	3,136,193
(Riverside Campus), Ser. B, 6s, 4/1/25	A1	1,755,000	2,099,980
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A1	4,485,000	5,376,932
Ser. G-1, 5 3/4s, 10/1/30	A1	11,500,000	13,571,495
Ser. A-1, 5 1/2s, 3/1/25	A1	2,500,000	2,942,425
(Various Cap.), Ser. I, 5s, 11/1/38	A1	1,880,000	2,133,518
(Regents U.), Ser. E, 5s, 4/1/29 (Prerefunded 4/1/19)	Aaa	7,015,000	8,159,988
(Regents U.), Ser. E, 5s, 4/1/28 (Prerefunded 4/1/19)	Aaa	8,290,000	9,643,094
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A1	6,230,000	6,919,412

CA State Tobacco Securitization Agcy. Rev. Bonds (Kern Cnty. Tobacco Funding Corp.), 5s, 6/1/40	BBB/F	5,000,000	5,360,100

CA State U. Rev. Bonds
(Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,867,100
Ser. A, 5s, 11/1/35	Aa2	6,650,000	7,854,315

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	4,120,000	4,131,083

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB-	6,000,000	7,168,500
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	5,078,790
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A+	6,500,000	7,444,710
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A+	5,000,000	5,749,250
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	6,020,600
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	12,131,460
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	1,081,138
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30	A	3,795,000	4,224,215
(899 Charleston, LLC), Ser. A, 5 3/8s, 11/1/49	BB/P	1,000,000	1,008,650
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	2,169,320
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	19,750,690
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	300,000	303,189
AGM, 5s, 11/15/44	AA	1,195,000	1,339,081
(American Baptist Homes of the West), 5s, 10/1/43	BBB	1,190,000	1,284,046
(Episcopal Cmntys. and Svcs.), 5s, 5/15/42	A-/F	3,250,000	3,539,510
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,888,580
(Huntington Memorial Hosp.), 5s, 7/1/35 (Prerefunded 7/1/15)	A	9,000,000	9,212,040
(Episcopal Cmntys. and Svcs.), 5s, 5/15/32	A-/F	600,000	674,472
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27 (Prerefunded 10/1/17)	A+	3,685,000	4,110,433
(Terraces at San Joaquin Gardens), Ser. A, 5s, 10/1/22	BB/P	3,150,000	3,414,317
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20 (Prerefunded 10/1/17)	A+	1,055,000	1,176,800

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB+	9,500,000	9,738,165

CA Statewide Cmnty. Dev. Auth. Special Tax Special Tax Bonds (Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	750,000	533,423

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,260,000	2,259,977

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,926,405

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	6,718,000

Cerritos, G.O. Bonds (Cerritos Cmnty. College Dist.), Ser. A, 5s, 8/1/39	Aa2	5,000,000	5,794,800

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	AA	3,540,000	3,918,391

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BBB-/P	335,000	338,574

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa2	2,600,000	3,099,980
Ser. D, 5 7/8s, 1/1/34	Aa2	5,000,000	5,961,500

Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5 1/2s, 9/1/30	BBB+	765,000	880,722
5 1/2s, 9/1/29	BBB+	2,235,000	2,576,933

Coast, Cmnty. College Dist. G.O. Bonds
(Election 2012), Ser. A, 5s, 8/1/38	Aa1	7,000,000	8,016,680
NATL, zero %, 8/1/22	Aa1	1,280,000	1,055,808
NATL, zero %, 8/1/21	Aa1	4,500,000	3,867,255

Commerce, Redev. Agcy. Tax Alloc. Bonds (Redev. Area 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	34,560,000	24,713,165

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	Aaa	9,880,000	8,469,432

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5s, 9/1/35	BBB+	585,000	647,232
Ser. A, 5s, 9/1/32	BBB+	1,125,000	1,256,220
(Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	275,000	309,488

Corona-Norco, Unified School Dist. Special Tax Bonds (Cmnty. Facs. Dist. No. 98-1), 5s, 9/1/28	BBB+	1,590,000	1,789,402

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	4,640,000	5,040,107

Emeryville, Redev. Successor Agcy. Tax Allocation Bonds, Ser. A, AGM
5s, 9/1/34	AA	500,000	578,260
5s, 9/1/33	AA	385,000	447,000
5s, 9/1/32	AA	450,000	524,516
5s, 9/1/31	AA	590,000	689,315
5s, 9/1/30	AA	815,000	955,172

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	AA-	1,505,000	1,027,147

Fontana, Cmnty. Facs. Special Tax Bonds (Sierra Hills School Dist. No. 22)
5s, 9/1/34	BBB-/P	1,000,000	1,089,410
5s, 9/1/31	BBB-/P	880,000	969,857

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	7,579,305

Foothill/Eastern Corridor Agcy. Rev. Bonds
Ser. A, 6s, 1/15/53	BBB-	8,000,000	9,334,000
(CA Toll Roads), Ser. A, 5s, 1/1/35	BBB-	2,000,000	2,007,700

Fullerton, Cmnty. Facs. Dist. No. 1 Special Tax Bonds (Amerige Heights), 5s, 9/1/32	A-	1,000,000	1,083,830

Garden Grove, Unified School Dist. G.O. Bonds (2010 Election), Ser. C
5s, 8/1/32	Aa2	2,000,000	2,336,440
5s, 8/1/31	Aa2	1,500,000	1,763,595
5s, 8/1/30	Aa2	1,000,000	1,179,920
5s, 8/1/29	Aa2	500,000	593,330

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	8,000,000	6,610,080
Ser. A, AGM, 4.55s, 6/1/22	AA	4,085,000	4,473,974
Ser. A-1, 4 1/2s, 6/1/27	B	4,650,000	4,399,784
Ser. A, AMBAC, zero %, 6/1/24	A1	13,000,000	9,752,730

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election 2012), Ser. A, 5 1/4s, 8/1/38	Aa2	4,000,000	4,629,720

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,231,110
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	10,285,830
5 1/8s, 11/1/38	AA-	2,000,000	2,228,660

Infrastructure & Econ. Dev. Bank Rev. Bonds
(J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	4,000,000	4,430,440
(Indpt. Syst. Operator Corp.), 5s, 2/1/30	A1	7,000,000	8,099,840

Inland Valley, Dev. Agcy. Successor Tax Allocation Bonds, Ser. A, 5 1/4s, 9/1/37	A-	4,925,000	5,665,523

Irvine, Cmnty. Facs. Dist. No. 13-3 Special Tax Bonds (Great Park Impt. Area No. 1), 5s, 9/1/39	BB/P	1,000,000	1,106,380

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5s, 9/2/29	BBB-	705,000	771,228
(Dist No. 12-1), 5s, 9/2/23	BBB+	1,000,000	1,171,650

Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 9/1/33	BBB+	600,000	677,352
5s, 9/1/32	BBB+	2,475,000	2,815,907

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/29	BBB-/F	635,000	697,306

Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds (Canyon Hills Impt. Areas), Ser. A & C
5s, 9/1/33	BB+/P	1,105,000	1,196,395
5s, 9/1/31	BB+/P	1,045,000	1,142,833

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28 (Prerefunded 8/1/16)	Aa2	5,245,000	5,622,063
AGM, zero %, 11/1/23	Aa2	1,395,000	1,092,564

Long Beach, Bond Fin. Auth. Rev. Bonds
(Natural Gas), Ser. A, 5 1/2s, 11/15/28	A-	5,000,000	6,183,800
(Aquarium of the Pacific), 5s, 11/1/30	A1	1,000,000	1,114,640
(Aquarium of the Pacific), 5s, 11/1/29	A1	1,250,000	1,399,813

Long Beach, Cmnty. College Dist. G.O. Bonds (2008 Election), Ser. B
5s, 8/1/39	Aa2	5,000,000	5,716,200
zero %, 8/1/34	Aa2	1,500,000	656,160
zero %, 8/1/33	Aa2	625,000	287,800

Los Angeles Cnty., Redev. Auth. Tax Allocation Bonds, AGM, 5s, 12/1/28	AA	4,000,000	4,775,480

Los Angeles Cnty., School Dist. COP (Headquarters Bldg.), Ser. B
5s, 10/1/31	A1	1,125,000	1,274,276
5s, 10/1/30	A1	1,250,000	1,420,475

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33 (Prerefunded 8/1/19)	Aa1	9,000,000	10,906,200

Los Angeles, Cmnty. Facs. Dist. No. 4 Special Tax Bonds (Playa Vista Phase 1)
5s, 9/1/31	BBB	1,500,000	1,713,270
5s, 9/1/30	BBB	1,500,000	1,719,945
5s, 9/1/29	BBB	1,500,000	1,726,665

Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	5,000,000	5,649,850
(Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	12,994,654
(Sr. Intl. Private Activity), 5s, 5/15/35	AA	2,000,000	2,275,020
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/32	AA-	1,000,000	1,162,100
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/31	AA-	1,190,000	1,388,682
(Los Angeles Intl. Arpt.), Ser. B, 5s, 5/15/30	AA-	1,100,000	1,289,035
(Los Angeles Intl. Arpt.), 5s, 5/15/29	AA	4,225,000	4,896,226

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. D, 5s, 7/1/44	Aa3	5,000,000	5,780,050
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	10,325,000	11,678,195
(Pwr. Syst.), Ser. B, 5s, 7/1/43	Aa3	1,500,000	1,724,565
(Wtr. Wks. Syst.), Ser. B, 5s, 7/1/31	Aa2	2,000,000	2,353,420

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AA+	9,465,000	10,882,005

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	4,358,367
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,290,420

Los Angeles, Waste Wtr. Syst. Rev. Bonds, Ser. B, 5s, 6/1/30	AA	8,000,000	9,320,320

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	5,000,000	6,799,850

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	15,000,000	16,531,499

Modesto, Irrigation Dist. Elec. Rev. Bonds
Ser. A, AGM, 5s, 7/1/32	AA	800,000	918,440
Ser. A, AGM, 5s, 7/1/31	AA	1,600,000	1,840,752
AGM, 5s, 7/1/30	AA	1,220,000	1,409,515

Mt. San Antonio, Cmnty College Dist. G.O. Bonds (Election 2008), Ser. A-13, 5s, 8/1/34	Aa2	2,000,000	2,344,760

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	4,000,000	2,028,240

Murrieta, Pub. Fin. Auth. Rev. Bonds, 5s, 9/1/26	BBB-	1,000,000	1,151,310

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	Aa2	5,000	3,790
zero %, 8/1/21 (Prerefunded 8/1/17)	Aa2	8,575,000	6,848,681

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. E, 5 1/4s, 9/1/33	BBB+	1,500,000	1,681,350
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB+/P	3,685,000	3,707,405
Ser. D, 5s, 9/1/26	BBB+/P	1,710,000	1,727,716

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/32	A+	700,000	788,746
5s, 7/1/30	A+	1,000,000	1,138,960

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	1,000,000	1,211,340
(Election of 2006), Ser. A, 6 1/8s, 8/1/29	BBB/P	4,000,000	4,562,960

Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds (Ladera Ranch - No. 04-1), Ser. A
5s, 8/15/33	BBB	1,750,000	1,972,443
5s, 8/15/32	BBB	1,000,000	1,130,320

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	AA-	1,050,000	1,226,463

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	6,879,660
5 1/2s, 9/1/31	A+	1,000,000	1,137,090

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P
5s, 5/1/33	A+	1,860,000	2,079,424
5s, 5/1/31	A+	1,000,000	1,127,710

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa2	11,350,000	6,836,446

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5s, 9/15/32	BBB	500,000	546,745
5s, 9/15/28	BBB	1,110,000	1,231,157

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/32	BB+/P	1,250,000	1,308,138

Redding, Elec. Syst. Rev. Bonds, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	AA-	8,230,000	9,789,584

Redwood City, Redev. Agcy., Tax Alloc. Bonds (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	2,530,479

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	AA	2,000,000	2,289,220

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA	6,000,000	6,494,100

Ripon, Redev. Agcy. Tax Alloc. Bonds (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	A3	1,425,000	1,434,619

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	B-/P	4,250,000	3,439,865

Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5 3/4s, 6/1/44	BBB-	750,000	856,073

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	AA-	1,340,000	904,822

Roseville, Elec. Syst. Fin. Auth. Rev. Bonds
5s, 2/1/34	A+	1,625,000	1,886,235
5s, 2/1/33	A+	1,455,000	1,695,482
5s, 2/1/32	A+	500,000	584,905
5s, 2/1/28	A+	2,895,000	3,406,141

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A	2,650,000	2,930,370
Ser. A, AGM, 5s, 7/1/28	AA	1,500,000	1,684,740
Ser. A, AGM, 5s, 7/1/26	AA	5,000,000	5,624,900
Ser. A, AGM, 5s, 7/1/25	AA	3,990,000	4,490,107

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/23	AA-	15,815,000	11,714,328
Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	5,826,750
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	AA-	5,000,000	4,448,100

Sacramento, Muni. Util. Dist. Rev. Bonds
Ser. Y, 5s, 8/15/32	AA-	1,500,000	1,735,815
Ser. B, 5s, 8/15/31	AA-	2,905,000	3,427,290
Ser. Y, 5s, 8/15/31	AA-	500,000	580,470
Ser. X, 5s, 8/15/28	AA-	1,650,000	1,905,222

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	AA-	11,520,000	14,069,721

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	AA-	1,070,000	1,137,078

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/42	A2	7,290,000	7,865,473

San Bernardino Cnty., Special Tax Bonds, 5s, 9/1/33	BBB-/P	2,500,000	2,736,175

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33 (Prerefunded 8/1/18)	Aa2	1,000,000	1,185,180

San Diego Cmnty. Facs. Dist. No. 3 Special Tax Bonds, 5s, 9/1/36	BBB-/P	990,000	1,035,936

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/38	A1	2,000,000	2,213,960

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, Ser. A
5 1/4s, 3/1/40	AA-	1,000,000	1,118,910
5 1/4s, 9/1/35	AA-	1,500,000	1,699,230
5 1/4s, 3/1/25	AA-	6,065,000	7,085,194
5s, 9/1/26	AA-	6,265,000	7,206,817

San Diego, Pub. Fac. Fin. Auth. Tax Alloc. Bonds (Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa3	1,000,000	1,038,720

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,467,618
5 1/8s, 5/15/29	Aa3	7,885,000	9,057,656

San Diego, Redev. Agcy. Tax Alloc. Bonds (Centre City), Ser. A, SGI, 5s, 9/1/22	A	4,665,000	4,673,864

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C, zero %, 7/1/44	Aa3	10,000,000	2,819,500

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5 1/4s, 5/1/33	A1	4,000,000	4,591,440
5s, 5/1/29	A1	2,000,000	2,302,160

San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5s, 5/1/43	A1	3,280,000	3,700,430

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5s, 8/1/31	BB+/P	1,140,000	1,226,116

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA	2,250,000	2,518,290
Ser. F, 5s, 5/1/40	A1	4,750,000	5,083,355
Ser. G, 5s, 5/1/40	A1	4,400,000	4,708,792

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds
(Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,220,290
(Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB+	1,250,000	1,445,575

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay's), Ser. A, 5s, 8/1/43	BBB+	1,750,000	1,912,698

San Joaquin Cnty., Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	8,216,670

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	7,125,000	7,807,289

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB	3,935,000	3,963,765

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	7,216,681
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	2,827,240

Santa Ana, College Impt. Dist. #1 G.O. Bonds (Rancho Santiago Cmnty. College Dist.), Ser. A, 5s, 8/1/39	Aa2	2,000,000	2,325,140

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A+	2,500,000	2,984,575
5 1/4s, 7/1/32	A+	4,000,000	4,514,320

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	496,337
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	501,680
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/27 (Prerefunded 9/1/21)	BBB+	3,285,000	3,763,854
(Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,490,000	1,715,005
(Impt. Area No. 1), Ser. A, 5.1s, 9/1/30 (Prerefunded 9/1/21)	BBB+	490,000	550,667

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	919,467

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa3	9,020,000	5,464,226

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5s, 8/15/32	BBB+	1,000,000	1,135,480
5s, 8/15/30	BBB+	1,130,000	1,292,630

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	A-	2,850,000	3,375,797
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	A-	1,500,000	1,742,805
Ser. A, 5s, 7/1/40	AA-	6,860,000	7,644,715

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A
6 1/4s, 10/1/40	A3	1,250,000	1,478,838
6 1/4s, 10/1/38	A3	2,235,000	2,649,637
6 1/8s, 10/1/35	A3	750,000	887,738

Stockton, Unified School Dist. G.O. Bonds (Election 2012), Ser. A, AGM, 5s, 8/1/38	AA	1,000,000	1,114,170

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	3,505,000	3,510,994

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5 1/8s, 6/1/46	B+	5,000,000	3,902,950
Ser. A1-SNR, 5s, 6/1/37	BB+	2,000,000	1,624,220

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA	2,200,000	2,511,476
6 1/4s, 10/1/33	AA	3,000,000	3,447,330

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	AA-	6,000,000	7,050,180
5 5/8s, 1/1/29	AA-	1,000,000	1,161,130

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-	12,640,000	13,845,602

Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, 5s, 8/1/40	AA	2,000,000	2,237,960

U. of CA Rev. Bonds
Ser. O, 5 1/4s, 5/15/39	Aa2	10,000,000	11,331,900
Ser. AI, 5s, 5/15/32	Aa2	3,000,000	3,525,360

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA+	1,500,000	1,752,900
5 3/4s, 8/15/28	AA+	1,745,000	2,045,105

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,586,735

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	2,350,000	2,618,065

			1,307,809,289
Guam (0.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,119,850

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,450,000	2,766,466

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA	1,000,000	1,167,170

			5,053,486
Indiana (0.6%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.03s, 2/1/37	VMIG1	8,325,000	8,325,000

			8,325,000
Mississippi (0.1%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	2,000,000	2,000,000

			2,000,000
Oklahoma (0.4%)

OK State Tpk. Auth. VRDN, Ser. F, 0.03s, 1/1/28	VMIG1	6,260,000	6,260,000

			6,260,000
Puerto Rico (1.1%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	4,000,000	3,770,519

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	BB-	1,750,000	1,266,825

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	BBB-	5,155,000	3,621,130
Ser. C, 5 3/8s, 8/1/36	BBB-	2,200,000	1,574,122
Ser. C, 5 1/4s, 8/1/40	BBB	5,750,000	4,519,959

			14,752,555
Texas (0.8%)

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.14s, 11/15/33	VMIG1	11,485,000	11,485,000

			11,485,000
Utah (0.6%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.02s, 5/15/37	VMIG1	3,965,000	3,965,000

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.02s, 5/15/36	A-1+	4,495,000	4,495,000

			8,460,000
Virgin Islands (0.2%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,229,339

			2,229,339
TOTAL INVESTMENTS

Total investments (cost $1,223,612,581)(b)			$1,366,374,669

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,379,885,408.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,222,753,116, resulting in gross unrealized appreciation and depreciation of $146,925,279 and $3,303,726, respectively, or net unrealized appreciation of $143,621,553.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	State Debt	15.20%
	Utilities	14.8
	Healthcare	13.3
	Local Debt	11.4
	Transportation	10.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,366,374,669	$—

Totals by level	$—	$1,366,374,669	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015